INCOME TAXES - Schedule Of Reconciliation Company's Effective Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes Reconciliation [Line Items]
U.S. federal tax benefit at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit					2.10%	(3.70%)
PPP loan forgiveness					0.00%	(95.20%)
Permanent differences					2.00%	1.70%
Foreign rate differential					0.50%	0.30%
Change in valuation allowance					(2.10%)	(3.50%)
Other					(9.00%)	68.40%
Effective tax rate	59.50%	23.20%	31.80%	23.40%	14.50%	(11.00%)